UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5770

THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1:                                                          Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments - March 31, 2006 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-98.59%
Airlines-1.40%
Lan Airlines S.A.	275,270	$2,151,734

Banking-5.27%
Banco de Crédito e Inversiones	23,829	644,424
Banco Santander Chile S.A.	177,100,000	7,436,075
		8,080,499

Cement-0.46%
Cementos Bio-Bio S.A.	270,000	712,082

Ceramic Products-0.45%
Cerámicas Cordillera S.A.	67,165	690,643

Chemicals-Diversified-3.82%
Enaex S.A.	110,000	455,584
Sociedad Química y Minera de Chile S.A., Class B	258,000	2,947,729
Sociedad Química y Minera de Chile S.A., Class B, ADR	21,600	2,451,600
		5,854,913

Cosmetics & Toiletries-0.56%
Laboratorios Andromaco S.A.	4,049,928	863,738

Diversified Operations-14.82%
Empresas Copec S.A.	2,405,000	22,737,932

Electric-Integrated-23.62%
Colbun S.A.	24,000,000	3,381,891
Empresa Nacional de Electricidad S.A.	21,068,000	21,423,045
Empresa Nacional de Electricidad S.A., ADR	41,900	1,264,542
Enersis S.A.	34,304,548	8,198,078
Enersis S.A., ADR	165,600	1,964,016
		36,231,572

Food & Beverages-13.99%
Coca-Cola Embonor S.A., Class A†	3,118,592	2,791,085
Compañía Cervecerías Unidas S.A.	1,179,003	5,893,331
Embotelladora Andina S.A., PNA	1,370,000	3,208,798
Embotelladora Andina S.A., PNB	780,000	1,930,877
Viña Concha y Toro S.A.	4,803,800	7,043,561
Viña San Pedro S.A.	65,000,000	594,116
		21,461,768

Food-Retail-5.10%
Cencosud S.A.	2,200,000	5,613,634
Cencosud S.A., ADR††	47,700	1,825,708
Distribución y Servicio D&S S.A.	1,200,000	388,460
		7,827,802

Infrastructure-2.30%
Infraestructura 2000*†	19,568,922	3,526,672

Paper & Related Products-13.41%
Empresas CMPC S.A.	711,000	20,579,263

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Retail-Diversified-1.58%
Comercial Siglo XXI S.A.	780,000	2,428,449

Retail-Major Department Stores-5.05%
Ripley Corp. S.A.†	625,000	596,258
S.A.C.I. Falabella, S.A.	2,316,000	7,144,473
		7,740,731

Steel-2.27%
CAP S.A.	250,000	3,475,674

Telephone-Integrated-3.69%
Compañía de Telecomunicaciones de Chile S.A., Class A	1,840,000	4,134,438
Empresa Nacional de Telecomunicaciones S.A.	138,965	1,521,563
		5,656,001

Textiles-0.03%
Zalaquett S.A.	1,496,767	51,303

Water Utilities-0.77%
Inversiones Aguas Metropolitanas S.A.	200,000	205,659
Inversiones Aguas Metropolitanas S.A., ADR† ††	48,000	972,000
		1,177,659

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $86,403,785)		151,248,435

SHORT-TERM INVESTMENTS-1.58%

Chilean Mutual Funds-1.50%
Fondo Mutuo Bice Drefyus Manager	504,588	1,809,224
Fondo Mutuo Security Check	86,539	485,968

Total Chilean Mutual Funds
(Cost $2,271,108)		2,295,192

	Principal
	Amounts (000’s)
Grand Cayman-0.08%
Citibank N.A., overnight deposit, 3.90%
4/03/06** (Cost $119,000)	$119	119,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,390,108)		2,414,192
Total Investments-100.17%
(Cost $88,793,893)		153,662,627

Liabilities in Excess of Cash and
Other Assets-(0.17)%		(257,015)

NET ASSETS-100.00%		$153,405,612

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†                                          Non-income producing security.

††                                    SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”

*                                         Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**                                  Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

ADR                     American Depository Receipts.

PNA                      Preferred Shares, Series A.

PNB                        Preferred Shares, Series B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yieldcurves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. At March 31, 2006, the Fund held 2.30% of its net assets in a security valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $4,177,645 and fair value of $3,526,672. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,795,530, $66,508,292, $(1,641,195) and $64,867,097, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

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Item 2:           Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2006